PARENT COMPANY INFORMATION	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION	PARENT COMPANY INFORMATION
Cash dividends and/or share repurchase programs, if any, are made by Indivior PLC (the “Parent Company”). The Parent Company’s primary source of income and cash flow is dividends and loans from its subsidiaries, which are restricted by our term loan (see Note 17). The term loan allows the subsidiaries to pay cash dividends, transfer assets, and make loans to the Parent Company at an accumulating amount representing 50% consolidated net income, as defined in the term loan. The stand-alone condensed financial statements of the Parent Company are presented below in accordance with SEC regulations when such restrictions exist. We currently anticipate that we will retain future earnings for the development, operation and expansion of our business and do not anticipate declaring or paying any cash dividends for the foreseeable future.
Parent Company Income Statements

For the year ended December 31 (in millions)	2023	2022	2021
Administrative and general expenses	$(31)	$(23)	$(17)
Other (loss)/income	—	(12)	12
Dividends from subsidiaries	83	152	109
Operating profit	$52	$117	$104
Interest (expense)/income	(1)	1	—
Profit before taxation	51	118	104
Tax benefit	7	8	12
Net income	$58	$126	$116

There were no items of other comprehensive income or loss for the years ended December 31, 2023, 2022, or 2021.
Parent Company Balance Sheets

As at December 31 (in millions)	2023	2022	2021
Assets
Non-current assets
Investments in subsidiaries	1,551	1,550	1,508
Deferred tax assets	19	12	—
	$1,570	$1,562	$1,508
Current assets
Amounts due from subsidiaries	1	1	—
Other assets	6	4	9
Cash and cash equivalents	34	60	21
	41	65	30
Total assets	$1,611	$1,627	$1,538
Liabilities
Current liabilities
Trade and other payables	(34)	(21)	(9)
Amounts due to subsidiaries	(17)	(54)	(2)
	(51)	(75)	(11)
Non-current liabilities
Other liabilities	(15)	(22)	(32)
Total liabilities	$(66)	$(97)	$(43)
Net assets	$1,545	$1,530	$1,495
Equity
Share capital	68	68	70
Share premium	11	8	7
Capital redemption reserve	7	6	3
Retained earnings	1,459	1,448	1,415
Total equity	$1,545	$1,530	$1,495
Parent Company Statements of Changes in Equity

(in millions)	Share capital	Share premium	Capital redemption reserve	Retained earnings	Total equity
Balance at January 1, 2021	$73	$6	$—	$1,397	$1,476
Comprehensive income
Net income for the financial year	—	—	—	116	116
Total comprehensive income	$—	$—	$—	$116	$116
Transactions recognized directly in equity
Shares issued	—	1	—	—	1
Shares repurchased and canceled	(3)	—	3	(101)	(101)
Share-based payments	—	—	—	11	11
Settlement of tax on equity awards	—	—	—	(1)	(1)
Taxation on share-based payments	—	—	—	(7)	(7)
Total transactions recognized directly in equity	$(3)	$1	$3	$(98)	$(97)
Balance at December 31, 2021	$70	$7	$3	$1,415	$1,495

Balance at January 1, 2022	$70	$7	$3	$1,415	$1,495
Comprehensive income
Net income for the financial year	—	—	—	126	126
Total comprehensive income	—	—	—	126	126
Transactions recognized directly in equity
Shares issued	1	1	—	—	2
Shares repurchased and canceled	(3)	—	3	(90)	(90)
Transfer to share repurchase liability	—	—	—	(9)	(9)
Share-based payments	—	—	—	16	16
Settlement of tax on equity awards	—	—	—	(10)	(10)
Total transactions recognized directly in equity	$(2)	$1	$3	$(93)	$(91)
Balance at December 31, 2022	$68	$8	$6	$1,448	$1,530

Balance at January 1, 2023	$68	$8	$6	$1,448	$1,530
Comprehensive income
Net income for the financial year	—	—	—	58	58
Total comprehensive income	$—	$—	$—	$58	$58
Transactions recognized directly in equity
Shares issued	1	3	—	—	4
Shares repurchased and canceled	(1)	—	1	(33)	(33)
Transfer to share repurchase liability	—	—	—	(23)	(23)
Transfer from share repurchase liability	—	—	—	9	9
Share-based payments	—	—	—	22	22
Settlement of tax on equity awards	—	—	—	(22)	(22)
Total transactions recognized directly in equity	$—	$3	$1	$(47)	$(43)
Balance at December 31, 2023	$68	$11	$7	$1,459	$1,545
Parent Company Cash Flow Statements

For the year ended December 31 (in millions)	2023	2022	2021
Cash flows from operating activities:
Operating profit	52	117	104
Settlement of tax on employee awards	—	(10)	(1)
Impact from foreign exchange movements	—	(1)	—
(Increase)/decrease in other assets	(2)	5	(7)
(Increase)/decrease in amounts due from subsidiaries	(1)	(1)	3
(Decrease)/increase in trade and other payables	(1)	3	(1)
(Decrease)/increase in amounts due to subsidiaries	(40)	49	1
Decrease in other liabilities	(8)	(10)	(8)
Cash generated from operations	$—	$152	$91
Interest received	3	1	—
Taxes refunded - Group relief	—	—	11
Net cash inflow from operating activities	$3	$153	$102

Net cash flows from investing activities
Investment in subsidiaries	—	(26)	—
Net cash outflow from investing activities	$—	$(26)	$—

Cash flows from financing activities
Proceeds from the issuance of ordinary shares	4	2	1
Shares repurchased and canceled	(33)	(90)	(101)
Net cash outflow from financing activities	$(29)	$(88)	$(100)

Net (decrease)/increase in cash and cash equivalents	(26)	39	2
Cash and cash equivalents at beginning of the year	60	21	19
Cash and cash equivalents at end of the year	$34	$60	$21

Basis of preparation
The Parent Company financial statements have been prepared using the same accounting principles and policies as described in the notes to our consolidated financial statements except for the investment in the subsidiaries that are recognized and measured at cost. Any material contingencies, long-term obligations and guarantees have been separately disclosed in the accompanying consolidated financial statements.
Reconciliations of Parent Company financial information

As at December 31 (in millions)	2023	2022	2021
Profit/(loss) reconciliation
Parent company profit for the year	58	126	116
Additional (loss)/profit if subsidiaries had been accounted for using the equity method	(56)	(179)	89
Consolidated profit/(loss) for the year	$2	$(53)	$205

Equity reconciliation
Parent company equity	1,545	1,530	1,495
Adjustment to equity if subsidiaries had been accounted for using the equity method	(1,545)	(1,479)	(1,292)
Consolidated equity	$—	$51	$203